INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill beginning	$ 1,702,119	$ 1,893,740	$ 1,966,340
Aggregate goodwill acquired	0	489,151	0
Impairment losses	0	(680,772)	0
Goodwill adjustments			72,600
Goodwill Ending	1,702,119	1,702,119	1,893,740
EnergyWyze [Member]
Goodwill beginning	75,000	0	0
Aggregate goodwill acquired	0	75,000	0
Impairment losses	0	0	0
Goodwill adjustments		0	0
Goodwill Ending	75,000	75,000	0
Direct Solar America [Member]
Goodwill beginning	1,212,968	1,893,740	1,966,340
Aggregate goodwill acquired	0	0	0
Impairment losses	0	(680,772)	0
Goodwill adjustments			(72,600)
Goodwill Ending	1,212,968	1,212,968	1,893,740
Box Pure Air
Goodwill beginning	414,151	0	0
Aggregate goodwill acquired	0	0	0
Impairment losses	0	0	0
Goodwill adjustments		0	0
Goodwill Ending	$ 414,151	$ 414,151	$ 0